N-6	Nov. 17, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Oct. 21, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals
There is no charge to withdraw money from the Contract. However, if within the first 14 Contract Years your Contract is surrendered, lapses, or you reduce the Basic Insurance Amount, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $6.07 to $29.07 per $1,000 of Basic Insurance Amount. The maximum surrender charge for a reduction of Basic Insurance Amount by $100,000 is $2,907. Please also refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include premium charges, transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. Premiums that exceed the Sales Load Target Premium set forth in your Contract may be subjected to higher premium charges. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insureds (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	2.09%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE DEPOSITOR, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the Limited No-Lapse Guarantee or Lapse Protection Rider (if selected). The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute Variable Investment Options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Access to investment options will be limited and restricted if certain riders are included and/or exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Charges for Early Withdrawals [Text Block]	There is no charge to withdraw money from the Contract. However, if within the first 14 Contract Years your Contract is surrendered, lapses, or you reduce the Basic Insurance Amount, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $6.07 to $29.07 per $1,000 of Basic Insurance Amount. The maximum surrender charge for a reduction of Basic Insurance Amount by $100,000 is $2,907. Please also refer to the Surrender Charge subsection of this prospectus.
Surrender Charge Phaseout Period, Years | yr	14
Surrender Charge Example Maximum [Dollars]	$ 2,907
Transaction Charges [Text Block]	In addition to a surrender charge, you may also be charged for other transactions. Such charges include premium charges, transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. Premiums that exceed the Sales Load Target Premium set forth in your Contract may be subjected to higher premium charges. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.
Ongoing Fees and Expenses [Table Text Block]
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insureds (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	2.09%
Risks [Table Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals
There is no charge to withdraw money from the Contract. However, if within the first 14 Contract Years your Contract is surrendered, lapses, or you reduce the Basic Insurance Amount, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $6.07 to $29.07 per $1,000 of Basic Insurance Amount. The maximum surrender charge for a reduction of Basic Insurance Amount by $100,000 is $2,907. Please also refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include premium charges, transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. Premiums that exceed the Sales Load Target Premium set forth in your Contract may be subjected to higher premium charges. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insureds (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	2.09%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE DEPOSITOR, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the Limited No-Lapse Guarantee or Lapse Protection Rider (if selected). The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute Variable Investment Options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Access to investment options will be limited and restricted if certain riders are included and/or exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Investment Restrictions [Text Block]	You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute Variable Investment Options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.
Optional Benefit Restrictions [Text Block]
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Access to investment options will be limited and restricted if certain riders are included and/or exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

Investment Professional Compensation [Text Block]	Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.
Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Your Contract’s data pages will provide information about the specific fees you will pay each year based on the options you have elected. For more information please refer to the CHARGES AND EXPENSES section in this prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract (pay premiums), surrender or make withdrawals from the Contract, or transfer cash value between investment options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Premium Charge	Deducted from premium payments.		10%
Up To Sales Load Target Premium:		15%
In Excess Of Sales Load Target Premium:		25%
Lapse Protection Rider Premium Charge(1)	Deducted from premium payments for Contracts that include the Lapse Protection Rider.	10%	7.5%
Surrender Charge(2)(3) (Minimum and maximum per $1,000 of Basic Insurance Amount.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From $6.07 to $29.07	From $6.07 to $29.07
Initial surrender charge for a representative Contract Owner.(4)		$14.25	$14.25
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
Survivorship BenefitAccess Rider fee	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.75	$0.75
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)Charge does not apply to the Extended No-Lapse Guarantee option.
(2)The surrender charge amount per $1,000 varies based on the individual characteristics of the insureds, including issue age, sex, and underwriting classification, as well as Contract duration and the addition of optional riders. The charge decreases to zero by the end of the 14th Contract Year.
(3)No optional riders have been added to the Contract.
(4)Representative insureds are male and female, both age 60 and preferred best underwriting class, no ratings or extras.
The next table describes the Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.00001 to $83.34	From $0.00001 to $83.34
Initial charge for a representative Contract Owner.(4)		$0.00154	$0.00004
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.02 to 8.00, plus $10	From $0.01 to 2.67, plus $7.50
Initial charge for a representative Contract Owner.(4)		$0.39 plus $10	$0.13 plus $7.50
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.50%	0.25%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.105 to $2.09	From $0.105 to $2.09
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Estate Protection Rider(1)(2)(8) (charge per $1,000 of rider coverage amount)	Monthly	From $0.05001 to $83.39	From $0.02 to $83.36
Charge for a representative Contract Owner.(4)		$0.0516	$0.0201
Lapse Protection Rider(5) Cost of insurance charge (Minimum and maximum per $1,000 of the Net Amount At Risk.)	Monthly	From $0.00001 to $45.84	From $0.00001 to $29.17
Initial charge for a representative Contract Owner.(4)		$0.00054	$0.00
Survivorship BenefitAccess Rider(1)(2) (Minimum and maximum cost of insurance charge per $1,000 of the Net Amount At Risk.) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:	Monthly	From $0.00007 to $12.42 From $0.00012 to $12.42	From $0.00 to $8.67 From $0.00 to $8.67
Initial charge for a representative Contract Owner.(4) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:		$0.01 $0.0172	$0.00531 $0.00912
Survivorship BenefitAccess Rider(2)(5) (Minimum and maximum charge per $1,000 of Basic Insurance Amount.)	Monthly	From $0.00 to $0.50	From $0.00 to $0.50
Initial charge for a representative Contract Owner.(4)		$0.04	$0.04(8)
(1)The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is charged for older Attained Ages with worse underwriting classifications.
(4)Representative insureds are male and female, both age 60 and preferred best underwriting class, with a $1,000,000 Basic Insurance Amount.
(5)The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge per $1,000 will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in APPENDIX A.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	2.09%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Premium Charge	Deducted from premium payments.		10%
Up To Sales Load Target Premium:		15%
In Excess Of Sales Load Target Premium:		25%
Lapse Protection Rider Premium Charge(1)	Deducted from premium payments for Contracts that include the Lapse Protection Rider.	10%	7.5%
Surrender Charge(2)(3) (Minimum and maximum per $1,000 of Basic Insurance Amount.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From $6.07 to $29.07	From $6.07 to $29.07
Initial surrender charge for a representative Contract Owner.(4)		$14.25	$14.25
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
Survivorship BenefitAccess Rider fee	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.75	$0.75
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)Charge does not apply to the Extended No-Lapse Guarantee option.
(2)The surrender charge amount per $1,000 varies based on the individual characteristics of the insureds, including issue age, sex, and underwriting classification, as well as Contract duration and the addition of optional riders. The charge decreases to zero by the end of the 14th Contract Year.
(3)No optional riders have been added to the Contract.
(4)Representative insureds are male and female, both age 60 and preferred best underwriting class, no ratings or extras.

Sales Load, Description [Text Block]	Premium Charge
Sales Load, When Deducted [Text Block]	Deducted from premium payments.
Sales Load (of Premium Payments), Current [Percent]	10.00%
Deferred Sales Charge, Description [Text Block]	Surrender Charge(2)(3) (Minimum and maximum per $1,000 of Basic Insurance Amount.)
Deferred Sales Charge, When Deducted [Text Block]	Upon lapse, surrender, or decrease in Basic Insurance Amount.
Deferred Sales Load, Footnotes [Text Block]	The surrender charge amount per $1,000 varies based on the individual characteristics of the insureds, including issue age, sex, and underwriting classification, as well as Contract duration and the addition of optional riders. The charge decreases to zero by the end of the 14th Contract Year.
(3)No optional riders have been added to the Contract.
(4)Representative insureds are male and female, both age 60 and preferred best underwriting class, no ratings or extras.

Transfer Fees, Description [Text Block]	Transfer fee
Transfer Fees, When Deducted [Text Block]	Each transfer exceeding 12 in any Contract Year.
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Charge does not apply to the Extended No-Lapse Guarantee option.
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.00001 to $83.34	From $0.00001 to $83.34
Initial charge for a representative Contract Owner.(4)		$0.00154	$0.00004
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.02 to 8.00, plus $10	From $0.01 to 2.67, plus $7.50
Initial charge for a representative Contract Owner.(4)		$0.39 plus $10	$0.13 plus $7.50
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.50%	0.25%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.105 to $2.09	From $0.105 to $2.09
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Estate Protection Rider(1)(2)(8) (charge per $1,000 of rider coverage amount)	Monthly	From $0.05001 to $83.39	From $0.02 to $83.36
Charge for a representative Contract Owner.(4)		$0.0516	$0.0201
Lapse Protection Rider(5) Cost of insurance charge (Minimum and maximum per $1,000 of the Net Amount At Risk.)	Monthly	From $0.00001 to $45.84	From $0.00001 to $29.17
Initial charge for a representative Contract Owner.(4)		$0.00054	$0.00
Survivorship BenefitAccess Rider(1)(2) (Minimum and maximum cost of insurance charge per $1,000 of the Net Amount At Risk.) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:	Monthly	From $0.00007 to $12.42 From $0.00012 to $12.42	From $0.00 to $8.67 From $0.00 to $8.67
Initial charge for a representative Contract Owner.(4) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:		$0.01 $0.0172	$0.00531 $0.00912
Survivorship BenefitAccess Rider(2)(5) (Minimum and maximum charge per $1,000 of Basic Insurance Amount.)	Monthly	From $0.00 to $0.50	From $0.00 to $0.50
Initial charge for a representative Contract Owner.(4)		$0.04	$0.04(8)
(1)The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is charged for older Attained Ages with worse underwriting classifications.
(4)Representative insureds are male and female, both age 60 and preferred best underwriting class, with a $1,000,000 Basic Insurance Amount.
(5)The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge per $1,000 will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.

Insurance Cost, Description [Text Block]	Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Footnotes [Text Block]	The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative. The highest COI rate is charged for older Attained Ages with worse underwriting classifications. Representative insureds are male and female, both age 60 and preferred best underwriting class, with a $1,000,000 Basic Insurance Amount.The amount and duration of the charge per $1,000 will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	50.00%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	25.00%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Footnotes [Text Block]	The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative. Representative insureds are male and female, both age 60 and preferred best underwriting class, with a $1,000,000 Basic Insurance Amount.The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification.
Optional Benefit Expense, Footnotes [Text Block]	The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification, as well as Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative. Representative insureds are male and female, both age 60 and preferred best underwriting class, with a $1,000,000 Basic Insurance Amount.The charge per $1,000 varies based on the individual characteristics of the insureds, including such characteristics as age, sex, and underwriting classification.Duration of the charge is limited.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	2.09%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	2.09%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
Increase In Charges – In certain instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the Limited No-Lapse Guarantee or Lapse Protection Rider (if selected). Your Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance for federal tax purposes. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably (on a gain first basis) under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How A Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the Contract Fund plus up to three times the Basic Insurance Amount. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the deaths of both insureds. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How A Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal. See Withdrawals.
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the changes with each change of Death Benefit type described above. The chart assumes a $50,000 Contract Fund and a $300,000 Death Benefit. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit*
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
* assuming there is no Contract Debt
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the Survivorship BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See Survivorship BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $10,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed; and
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider.
(g)You must not be receiving Benefit Payments under the Chronic Illness Option of the Survivorship BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note that if the Basic Insurance
Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death of the second-to-die insured. The Death Benefit will reflect the amount of any Contract Debt and, if the insured(s) dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
Standard Death Benefit [Text Block]
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How A Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the Contract Fund plus up to three times the Basic Insurance Amount. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the deaths of both insureds. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How A Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal. See Withdrawals.
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the changes with each change of Death Benefit type described above. The chart assumes a $50,000 Contract Fund and a $300,000 Death Benefit. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit*
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
* assuming there is no Contract Debt
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the Survivorship BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See Survivorship BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $10,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed; and
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider.
(g)You must not be receiving Benefit Payments under the Chronic Illness Option of the Survivorship BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note that if the Basic Insurance
Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death of the second-to-die insured. The Death Benefit will reflect the amount of any Contract Debt and, if the insured(s) dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
Item 11. Other Benefits Available (N-6) [Text Block]
OTHER BENEFITS AVAILABLE UNDER THE CONTRACT
In addition to the standard death benefit(s) associated with your Contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.
Some riders may depend on the performance of the Contract Fund. See APPENDIX B for state availability and a description of material variations to riders and features that differ from the description contained in the prospectus. A Pruco Life representative can explain all of these extra benefits further. We will provide samples of the provisions upon receiving a written request.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Limited No-Lapse Guarantee(1)	Provides limited guarantee against Contract lapse for first ten Contract Years. Contract will not lapse as a result of unfavorable investment performance, subject to limitations.	Standard
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Enhanced Cash Value Rider(1)	Provides an Additional Amount upon full surrender of the Contract for its surrender value.	Optional
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Both insureds must be age 70 or younger and the Basic Insurance Amount must be $250,000 or greater for a Contract to be issued with the Enhanced Cash Value Rider.
•Rider cannot be removed after the Contract is issued.

Estate Protection Rider(1)	Provides for an additional Death Benefit amount if the insureds die within four years of the Contract Date.	Optional	•Benefit only available for the first four Contract Years. •Not available on Contracts that include the Survivorship BenefitAccess Rider.

Name Of Benefit, continued	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Guaranteed Contract Split Option Rider(1)	Provides for the Contract to be exchanged for two separate contracts under certain circumstances.	Standard
•Only included with Contracts when the insureds are married, are both age 74 or younger, and are each in individually insurable underwriting classifications.
•The ability to exercise this rider is available for a 180 day period beginning 180 days after a continuously effective final decree of divorce or within 180 days of a change in the tax law that removes the unlimited marital deduction.
•The exchange of this Contract for one or more contracts covering only the life of one insured while both insureds are living does not qualify as an income tax-free exchange of contracts.

Lapse Protection Rider(1)	Provides a conditional guarantee that, beginning in the 11th Contract Year, the Contract will be kept in force and will not lapse.	Optional
•Only available if the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt.
•Outstanding Contract loans will void the guarantee.
•Investment option restrictions and limitations may apply while the rider is attached to the Contract.
•Dollar Cost Averaging may only be available for the first 18 months of the Contract.

Other Goods And Services Rider(1)	Allows us to offer certain non-insurance goods and services in addition to the insurance coverage provided by the Contract.	Standard	•Requires you to affirmatively select participation in any additional benefits that are made available. •Additional benefits may not be made available.
Overloan Protection Rider(2)	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.	Optional
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the younger insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.

Survivorship BenefitAccess Rider(1)	Provides for an acceleration of the Death Benefit if both the insureds are, or the surviving insured is, Chronically Ill or Terminally Ill.	Optional
•Subject to certain eligibility requirements, and approval of the claim.
•Only available with Contracts where both insureds are U.S. residents age 20 through 80.
•Not available on Contracts that include the Estate Protection Rider.

(1)Rider benefits will no longer be available if the rider expires or is terminated, the Contract lapses, or if you choose to keep the Contract in force under the Overloan Protection Rider.
(2)Rider benefits will no longer be available if the Contract lapses.
(3)Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.

Benefits Available [Table Text Block]

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Limited No-Lapse Guarantee(1)	Provides limited guarantee against Contract lapse for first ten Contract Years. Contract will not lapse as a result of unfavorable investment performance, subject to limitations.	Standard
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Enhanced Cash Value Rider(1)	Provides an Additional Amount upon full surrender of the Contract for its surrender value.	Optional
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Both insureds must be age 70 or younger and the Basic Insurance Amount must be $250,000 or greater for a Contract to be issued with the Enhanced Cash Value Rider.
•Rider cannot be removed after the Contract is issued.

Estate Protection Rider(1)	Provides for an additional Death Benefit amount if the insureds die within four years of the Contract Date.	Optional	•Benefit only available for the first four Contract Years. •Not available on Contracts that include the Survivorship BenefitAccess Rider.

Name Of Benefit, continued	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Guaranteed Contract Split Option Rider(1)	Provides for the Contract to be exchanged for two separate contracts under certain circumstances.	Standard
•Only included with Contracts when the insureds are married, are both age 74 or younger, and are each in individually insurable underwriting classifications.
•The ability to exercise this rider is available for a 180 day period beginning 180 days after a continuously effective final decree of divorce or within 180 days of a change in the tax law that removes the unlimited marital deduction.
•The exchange of this Contract for one or more contracts covering only the life of one insured while both insureds are living does not qualify as an income tax-free exchange of contracts.

Lapse Protection Rider(1)	Provides a conditional guarantee that, beginning in the 11th Contract Year, the Contract will be kept in force and will not lapse.	Optional
•Only available if the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt.
•Outstanding Contract loans will void the guarantee.
•Investment option restrictions and limitations may apply while the rider is attached to the Contract.
•Dollar Cost Averaging may only be available for the first 18 months of the Contract.

Other Goods And Services Rider(1)	Allows us to offer certain non-insurance goods and services in addition to the insurance coverage provided by the Contract.	Standard	•Requires you to affirmatively select participation in any additional benefits that are made available. •Additional benefits may not be made available.
Overloan Protection Rider(2)	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.	Optional
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the younger insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.

Survivorship BenefitAccess Rider(1)	Provides for an acceleration of the Death Benefit if both the insureds are, or the surviving insured is, Chronically Ill or Terminally Ill.	Optional
•Subject to certain eligibility requirements, and approval of the claim.
•Only available with Contracts where both insureds are U.S. residents age 20 through 80.
•Not available on Contracts that include the Estate Protection Rider.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%
Large-Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) - Capital Research and Management CompanySM	0.50%^	19.14%	12.18%	10.26%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP	0.68%	1.44%	(0.93)%	1.72%
Global/International	AST International Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	1.00%^	5.46%	5.52%	7.25%
Large-Cap Blend	AST Large-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc./ ClearBridge Investments, LLC.; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Putnam Investment Management, LLC; T. Rowe Price Associates, Inc.	0.86%	30.16%	15.38%	15.50%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Hotchkis & Wiley Capital Management, LLC; Putnam Investment Management, LLC	0.79%^	9.93%	9.72%	8.82%
Small-Cap Growth	AST Small-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Dimensional Fund Advisors, LP; Driehaus Capital Management LLC.; Hotchkis & Wiley Capital Management, LLC; TimesSquare Capital Management, LLC	0.97%^	14.86%	8.61%	9.69%
Mid-Cap Blend	ClearBridge Variable Mid Cap Portfolio (Class II) - Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.06%	9.73%	6.35%	7.02%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.39%	1.00%	(0.72)%	N.A.
Large-Cap Growth	Fidelity® VIP ContrafundSM Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.81%	33.45%	16.74%	13.33%
Small-Cap Blend	Fidelity® VIP Disciplined Small Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.57%	16.57%	10.28%	8.35%
Large-Cap Value	Fidelity® VIP Energy Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.85%	4.02%	12.13%	4.19%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.84%	12.81%	8.83%	8.68%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.86%	13.61%	9.07%	N.A.
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.87%	13.61%	9.07%	N.A.
Global/International	Fidelity® VIP International Index Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) / Geode Capital Management, LLC (Geode)	0.41%	4.82%	3.83%	N.A.
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.82%	17.18%	11.06%	8.94%
Global Real Estate	Franklin Global Real Estate VIP Fund (Class 2) - Franklin Advisers, Inc.	1.25%^	(0.32)%	(0.30)%	2.30%
Large-Cap Value	Franklin Income VIP Fund (Class 2) - Franklin Advisers, Inc.	0.72%^	7.20%	5.29%	5.27%
Large-Cap Blend	Franklin Rising Dividends VIP Fund (Class 2) - Franklin Advisers, Inc.	0.88%^	10.79%	10.30%	10.44%
Small-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.90%^	11.71%	8.36%	8.17%
Fixed Income	Franklin U.S. Government Securities VIP Fund (Class 2) - Franklin Advisers, Inc.	0.78%	1.37%	(0.52)%	0.53%
Large-Cap Blend	MFS® Emerging Markets Equity Portfolio (Service Class) - Massachusetts Financial Services Company	1.48%	11.31%	0.24%	3.14%
Large-Cap Growth	MFS® Growth Series (Service Class) - Massachusetts Financial Services Company	0.97%	31.15%	14.46%	14.82%
Fixed Income	MFS® Inflation-Adjusted Bond Portfolio (Service Class) - Massachusetts Financial Services Company	0.85%	(4.13)%	(2.47)%	(0.49)%
Large-Cap Blend	MFS® Investors Trust Series (Service Class) - Massachusetts Financial Services Company	0.99%^	19.22%	11.12%	10.81%
Mid-Cap Blend	MFS® Mid Cap Value Portfolio (Service Class) - Massachusetts Financial Services Company	1.04%	13.52%	9.47%	8.78%
Small-Cap Growth	MFS® New Discovery Series (Service Class) - Massachusetts Financial Services Company	1.12%^	6.44%	4.71%	8.92%
Large-Cap Growth	MFS® Technology Portfolio (Service Class) - Massachusetts Financial Services Company	1.11%	36.45%	17.46%	17.75%
Intermediate Core-Plus Bond	MFS® Total Return Series (Service Class) - Massachusetts Financial Services Company	0.86%^	7.46%	5.89%	6.20%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Service Class) - Massachusetts Financial Services Company	0.78%^	2.33%	0.14%	1.64%
Specialty	MFS® Utilities Series (Service Class) - Massachusetts Financial Services Company	1.04%^	11.34%	5.61%	6.02%
Large-Cap Value	MFS® Value Series (Service Class) - Massachusetts Financial Services Company	0.94%^	11.35%	7.76%	8.36%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Asset Allocation	PSF PGIM Ballast Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.70%	N.A.	N.A.	N.A.

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Large-Cap Core	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio (Class III) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.85%	N.A.	N.A.	N.A.
Large-Cap Core	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio (Class III) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.85%	N.A.	N.A.	N.A.
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Global/International	Putnam VT International Value Fund (Class IB) - Putnam Investment Management, LLC / Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.07%	5.21%	6.81%	5.46%
Large-Cap Value	Putnam VT Large Cap Value Fund (Class IB) - Putnam Investment Management, LLC / Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.80%	19.14%	12.45%	10.88%
Mid-Cap Growth	Putnam VT Sustainable Future Fund (Class IB) - Putnam Investment Management, LLC / Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.06%	14.88%	9.54%	8.84%
Large-Cap Growth	Putnam VT Sustainable Leaders Fund (Class IB) - Putnam Investment Management, LLC / Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.88%	23.02%	13.72%	13.50%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio (Class II) - T. Rowe Price Associates, Inc.	0.98%	11.38%	8.21%	8.00%
Specialty	T. Rowe Price Health Sciences Portfolio (Class II) - T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd	0.95%^	3.25%	3.22%	5.21%
Corporate Bond	T. Rowe Price Limited-Term Bond Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited	0.75%^	4.70%	1.72%	1.56%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited	1.08%	9.04%	7.35%	9.85%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited	0.86%^	10.06%	5.51%	6.39%
Global/International	Templeton Global Bond VIP Fund (Class 2) - Franklin Advisers, Inc.	0.75%^	(11.37)%	(4.85)%	(2.03)%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	11.99%	8.25%	8.14%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	6.86%	4.68%	4.84%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLCC	0.56%	6.00%	3.75%	3.76%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	10.79%	7.38%	7.25%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	8.84%	6.06%	6.11%
^The Fund’s annual current expense reflects temporary fee reductions.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]	^The Fund’s annual current expense reflects temporary fee reductions.
Temporary Fee Reductions, Current Expenses [Text Block]	^The Fund’s annual current expense reflects temporary fee reductions.
Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE DEPOSITOR, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the Limited No-Lapse Guarantee or Lapse Protection Rider (if selected). The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

Contract Values Are Not Guaranteed [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.

The Variable Investment Options [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.

Increase In Charges [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Increase In Charges – In certain instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.

Not a Short-Term Savings Vehicle [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.

Contract Lapse [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the Limited No-Lapse Guarantee or Lapse Protection Rider (if selected). Your Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.

Taking Withdrawals [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.

Taking a Contract Loan [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.

Surrender Of the Contract [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.

Potential Federal Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance for federal tax purposes. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably (on a gain first basis) under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.

Replacement Of a Contract [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.

Our Ability To Pay Benefits [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.

C000023917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.61%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	16.58%
C000023920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.16%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	4.01%
C000023925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000053820 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	1.44%
Average Annual Total Returns, 5 Years [Percent]	(0.93%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
C000005195 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST International Equity Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	7.25%
C000125624 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Equity Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC.; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	24.15%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.09%
C000005194 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Putnam Investment Management, LLC; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	30.16%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	15.50%
C000005187 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Hotchkis & Wiley Capital Management, LLC; Putnam Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	8.82%
C000005199 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Small-Cap Equity Portfolio
Portfolio Company Objective [Text Block]	Small-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.; Dimensional Fund Advisors, LP; Driehaus Capital Management LLC.; Hotchkis & Wiley Capital Management, LLC; TimesSquare Capital Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000047122 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio (Class II)
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.02%
C000199916 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
C000021009 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
C000021013 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Disciplined Small Cap Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000199920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	4.19%
C000075279 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.68%
C000211073 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	9.07%
C000211081 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 PortfolioSM (Service Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	9.07%
C000021082 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (Geode)
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	3.83%
C000021045 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000020137 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Global Real Estate VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(0.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
C000020130 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Income VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
C000020095 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	10.44%
C000020099 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Small-Cap Value
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000020103 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	(0.52%)
Average Annual Total Returns, 10 Years [Percent]	0.53%
C000007286 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Emerging Markets Equity Portfolio (Service Class)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	3.14%
C000007284 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Growth Series (Service Class)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	31.15%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	14.82%
C000068455 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Inflation-Adjusted Bond Portfolio (Service Class)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(4.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.47%)
Average Annual Total Returns, 10 Years [Percent]	(0.49%)
C000007325 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Investors Trust Series (Service Class)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.22%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000052150 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio (Service Class)
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.78%
C000007330 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® New Discovery Series (Service Class)
Portfolio Company Objective [Text Block]	Small-Cap Growth
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	8.92%
C000007272 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Technology Portfolio (Service Class)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	36.45%
Average Annual Total Returns, 5 Years [Percent]	17.46%
Average Annual Total Returns, 10 Years [Percent]	17.75%
C000007311 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Series (Service Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.20%
C000007303 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series (Service Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	1.64%
C000007313 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Utilities Series (Service Class)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	6.02%
C000007278 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Value Series (Service Class)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000005695 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000005724 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
C000261148 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Ballast Portfolio (Class I)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.70%
C000005723 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	8.02%
C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000005726 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.75%
C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
C000005698 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.88%
Average Annual Total Returns, 5 Years [Percent]	17.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
C000261143 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio (Class III)
Portfolio Company Objective [Text Block]	Large-Cap Core
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.85%
C000261145 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio (Class III)
Portfolio Company Objective [Text Block]	Large-Cap Core
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.85%
C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
C000005725 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
C000010852 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund (Class IB)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	5.46%
C000010884 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund (Class IB)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	10.88%
C000010858 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund (Class IB)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.88%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	8.84%
C000010864 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund (Class IB)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	23.02%
Average Annual Total Returns, 5 Years [Percent]	13.72%
Average Annual Total Returns, 10 Years [Percent]	13.50%
C000005441 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	16.13%
C000005439 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio (Class II)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	8.00%
C000005449 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio (Class II)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000005468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.21%
C000005521 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Limited-Term Bond Portfolio (Class II)
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000005444 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio (Class II)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000005442 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.06%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	6.39%
C000020121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
C000097930 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000097925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	4.84%
C000097923 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	3.76%
C000097928 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.79%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	7.25%
C000097927 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Up To Sales Load Target Premium [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	Up To Sales Load Target Premium:
Sales Load (of Premium Payments), Maximum [Percent]	15.00%
In Excess Of Sales Load Target Premium [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	In Excess Of Sales Load Target Premium:
Sales Load (of Premium Payments), Maximum [Percent]	25.00%
Lapse Protection Rider [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Lapse Protection Rider Premium Charge(1)
Other Transaction Fee, When Deducted [Text Block]	Deducted from premium payments for Contracts that include the Lapse Protection Rider.
Other Transaction Fee, Current [Percent]	7.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	1000.00%
Optional Benefit Charge, Description [Text Block]	Lapse Protection Rider(5) Cost of insurance charge (Minimum and maximum per $1,000 of the Net Amount At Risk.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Lapse Protection Rider(1)
Purpose of Benefit [Text Block]	Provides a conditional guarantee that, beginning in the 11th Contract Year, the Contract will be kept in force and will not lapse.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Only available if the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt.
•Outstanding Contract loans will void the guarantee.
•Investment option restrictions and limitations may apply while the rider is attached to the Contract.
•Dollar Cost Averaging may only be available for the first 18 months of the Contract.
Name of Benefit [Text Block]	Lapse Protection Rider(1)
Operation of Benefit [Text Block]
Lapse Protection Rider
The Lapse Protection Rider provides conditional protection against Contract lapse. Under the Lapse Protection Rider, beginning in the 11th Contract Year, we agree to keep your Contract in force and guarantee that your Contract will not lapse, as long as the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt. This rider is only available at Contract issuance. There is a charge for this rider. You may terminate this rider at any time.
Please note, the lapse protection provided by this Rider begins after the protection provided under the Limited No-Lapse Guarantee ends. Before electing the Lapse Protection Rider, you should consult your financial professional to determine if the lapse protection provided by the Limited No-Lapse Guarantee is sufficient to meet your goals. The charge for the Lapse Protection Rider will be incurred from the Contract Date (and during the period in which lapse protection is provided under the Limited No-Lapse Guarantee). In the event lapse protection benefits become payable under the Limited No-Lapse Guarantee, the benefits provided will be equal to the benefits provided under the Lapse Protection Rider.
When selecting the Lapse Protection Rider you must choose from three available rider guarantee options. Once the Contract is issued, you cannot change the rider guarantee option chosen. The available rider options include:
1.The Extended No-Lapse Guarantee provides conditional protection against Contract lapse through age 90 of the younger insured. Under this option this rider ends no later than the Contract Anniversary on or following the younger insured's 91st birthday. This rider is only available when the younger insured is age 75 or less at time of Contract issuance.
2.The Extended Plus No-Lapse Guarantee provides conditional protection against Contract lapse during the lifetime of the insureds. Like the Extended Premier No-Lapse Guarantee option, this version ends no later than the date the younger insured's Attained Age is 121, but is offered at a lower cost in exchange for certain restrictions and limitations (see below).
3.The Extended Premier No-Lapse Guarantee provides conditional protection against Contract lapse for the lifetime of the insureds. Under this option this rider ends no later than the date the younger insured's Attained Age is 121.
On the Contract Date and on each Monthly Date thereafter, we will calculate your No-Lapse Guarantee Value, which is equivalent to your No-Lapse Contract Fund. Your No-Lapse Contract Fund is the accumulated value of the no-lapse net premium amounts, plus no-lapse interest, and minus the monthly no-lapse charges. Additionally, the No-Lapse Contract Fund is adjusted for any withdrawals and loans. Beginning in the 11th Contract Year, if the No-Lapse Guarantee Value is greater than zero and there is no Contract Debt, your Contract will remain in force until the next Monthly Date, even if you experience poor investment results and your Cash Surrender Value falls to zero or less.
For example assume a Contract where:
1.The Single No-Lapse Premium or Modal No-Lapse Premium is paid on or before the due date(s) (these illustrated premium amounts will provide lapse protection for the duration of the guarantee);
2.an average Contract Fund net rate of return (all years) of 0%; and
3.no loans, withdrawals, or Contract changes.
In this example, because the required premium amount to maintain the no-lapse guarantee was paid on or before the scheduled due date, and there is no Contract Debt, withdrawals, or Contract changes the Contract will not lapse due to poor investment results. As long as you continue to make the required no-lapse premium payments on or before the due date, this no-lapse guarantee will remain in effect until its specified end date.
Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that will keep your Contract in force under the Lapse Protection Rider.
Under the Lapse Protection Rider, premiums are applied to your No-Lapse Contract Fund as of the date they are received. For any premium we receive in the 60-day period preceding a Contract Anniversary on which the no-lapse premium charge decreases, we will subtract a no-lapse premium charge no greater than the amount we would subtract if that premium were received on the Contract Anniversary.
We reserve the right to impose transfer restrictions and allocation limitations on all premiums and other payments. Currently, we do not restrict transfers or limit allocations for the Extended No-Lapse Guarantee option and Extended Premier No-Lapse Guarantee option. We do currently, however, impose transfer restrictions and limit allocations for Contracts with the Extended Plus No-Lapse Guarantee option. Contracts with the Extended Plus No-Lapse Guarantee are limited to a subset of the funds listed in Appendix A while the rider is attached to the Contract. Further, dollar cost averaging is only available for the first 18 months from Contract issuance. Dollar cost averaging and portfolio rebalancing allocations are limited to the subset of funds in Appendix A. See Appendix A.
Your No-Lapse Guarantee Value is calculated solely to determine whether your Contract is in force or in default. These are not cash values that you realize by surrendering the Contract, nor are they payable as Death Benefits, and they do not change your Contract values. The process to calculate your No-Lapse Guarantee Value is similar to the process that determines your actual Contract values, however, the No-Lapse Guarantee Value will not be impacted by any investment loss or gain of the Contract Fund.
Like the Contract's actual monthly charges, the no-lapse monthly charges applied to the No-Lapse Contract Fund vary based on Basic Insurance Amount, optional benefits selected, and the issue age, sex, and underwriting classification of each insured. The no-lapse monthly charges are used only to determine whether your Contract is in default and does not affect your actual Contract values or charges. The monthly no-lapse charges that are specific to your Contract will appear in the section titled Lapse Protection Rider Data in your Contract.
If the Cash Surrender Value is zero or less and 1) the No-Lapse Guarantee Value equals zero or less, or 2) the No-Lapse Guarantee Value is greater than zero and you have Contract Debt, your Contract will be in default. If you take withdrawals and loans from your Contract, you increase the risk that your Contract will go into default. See LAPSE AND REINSTATEMENT.
If you elected the Guideline Premium Test for the definition of life insurance test, you may not be able to pay enough to get the guarantee for the duration you desire without violating the definition of life insurance. This is not true when choosing the Cash Value Accumulation Test for the definition of life insurance. See PREMIUMS and Tax Treatment Of Contract Benefits.

Minimum per $1000 of Basic Insurance Amount [Member]
Item 2. Key Information [Line Items]
Deferred Sales Load, Maximum [Dollars]	$ 6.07
Deferred Sales Load, Current [Dollars]	6.07
Maximum per $1000 of Basic Insurance Amount [Member]
Item 2. Key Information [Line Items]
Deferred Sales Load, Maximum [Dollars]	29.07
Deferred Sales Load, Current [Dollars]	$ 29.07
Initial surrender charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Deferred Sales Charge, Description [Text Block]	Initial surrender charge for a representative Contract Owner.(4)
Deferred Sales Load, Maximum [Dollars]	$ 14.25
Deferred Sales Load, Current [Dollars]	$ 14.25
Withdrawal fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Withdrawal fee
Other Transaction Fee, When Deducted [Text Block]	Upon withdrawal.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Basic Insurance Amount decrease fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Basic Insurance Amount decrease fee
Other Transaction Fee, When Deducted [Text Block]	Upon decrease in Basic Insurance Amount.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Contract illustration fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Contract illustration fee
Other Transaction Fee, When Deducted [Text Block]	Each illustration request exceeding one in any Contract Year.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Survivorship BenefitAccess Rider fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Survivorship BenefitAccess Rider fee
Other Transaction Fee, When Deducted [Text Block]	One-time charge when the Terminal Illness Option of the rider is exercised.
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
Enhanced Cash Value Rider fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge applied on first month of processing.
Other Transaction Fee, Maximum [Dollars]	$ 0.75
Other Transaction Fee, Current [Dollars]	$ 0.75
Overloan Protection Rider fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider fee (Percentage of the Contract Fund amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge upon exercising the rider benefit.
Other Transaction Fee, Current [Percent]	3.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Minimum charge per $1000 of the Net Amount at Risk [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Maximum [Dollars]	$ 0.00001
Insurance Cost, Current [Dollars]	0.00001
Maximum charge per $1000 of the Net Amount at Risk [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Maximum [Dollars]	83.34
Insurance Cost, Current [Dollars]	$ 83.34
Initial charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	Initial charge for a representative Contract Owner.(4)
Insurance Cost, Maximum [Dollars]	$ 0.00154
Insurance Cost, Current [Dollars]	$ 0.00004
Administrative Expenses, Representative Investor [Text Block]	Initial charge for a representative Contract Owner.(4)
Administrative Expense, Maximum [Dollars]	$ 0.39
Administrative Expense, Current [Dollars]	0.13
Administrative Charge, Minimum charge [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Maximum [Dollars]	0.02
Administrative Expense, Current [Dollars]	0.01
Administrative Charge, Maximum charge [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Maximum [Dollars]	8.00
Administrative Expense, Current [Dollars]	2.67
Administrative Charge, Flat fee [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Maximum [Dollars]	10
Administrative Expense, Current [Dollars]	$ 7.5
Additional Mortality Charge For Certain Risks [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Description [Text Block]	Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)
Insurance Cost, When Deducted [Text Block]	Monthly
Additional Mortality Charge For Certain Risks, Minimum [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Maximum [Dollars]	$ 0.105
Insurance Cost, Current [Dollars]	0.105
Additional Mortality Charge For Certain Risks, Maximum [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Maximum [Dollars]	2.09
Insurance Cost, Current [Dollars]	$ 2.09
Net Interest on Loans [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Net Interest On Loans
Other Annual Expense, When Deducted [Text Block]	Annually
Net Interest on Loans, Standard Loans [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	100.00%
Other Annual Expense (of Other Amount), Current [Percent]	100.00%
Net Interest on Loans, Preferred Loans [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	5.00%
Other Annual Expense (of Other Amount), Current [Percent]	5.00%
Estate Protection Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Estate Protection Rider(1)(2)(8) (charge per $1,000 of rider coverage amount)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Estate Protection Rider(1)
Purpose of Benefit [Text Block]	Provides for an additional Death Benefit amount if the insureds die within four years of the Contract Date.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Benefit only available for the first four Contract Years. •Not available on Contracts that include the Survivorship BenefitAccess Rider.
Name of Benefit [Text Block]	Estate Protection Rider(1)
Operation of Benefit [Text Block]
Estate Protection Rider
The Estate Protection Rider is an optional benefit that provides up to an additional 100% of the Contract’s Death Benefit if both insureds die before the fourth Contract Anniversary. The Estate Protection Rider coverage amount is selected by you at issue and may not exceed the Basic Insurance Amount of the Contract. Charges applicable to this rider will be deducted from the Contract Fund on each Monthly Date for the first four Contract Years. This rider is not available on Contracts that include the Survivorship BenefitAccess Rider.

Estate Protection Rider, Minimum charge per $1000 of rider coverage amount [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.05001
Optional Benefit Expense, Current [Dollars]	0.02
Estate Protection Rider, Maximum charge per $1000 of rider coverage amount [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	83.39
Optional Benefit Expense, Current [Dollars]	$ 83.36
Estate Protection Rider, Initial charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.0516
Optional Benefit Expense, Current [Dollars]	0.0201
Lapse Protection Rider, Minimum charge per $1,000 of the Net Amount At Risk [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	0.00001
Optional Benefit Expense, Current [Dollars]	0.00001
Lapse Protection Rider, Maximum charge per $1,000 of the Net Amount At Risk [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	45.84
Optional Benefit Expense, Current [Dollars]	$ 29.17
Lapse Protection Rider, Initial charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.00054
Optional Benefit Expense, Current [Dollars]	$ 0.00
Survivorship BenefitAccess Rider - Charge 1 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Survivorship BenefitAccess Rider(1)(2)(Minimum and maximum cost of insurance charge per $1,000 of the Net Amount At Risk.) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Survivorship BenefitAccess Rider - Charge 1, 2% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.00007
Optional Benefit Expense, Current [Dollars]	0.00
Survivorship BenefitAccess Rider - Charge 1, 2% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	12.42
Optional Benefit Expense, Current [Dollars]	8.67
Survivorship BenefitAccess Rider - Charge 1, 4% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	0.00012
Optional Benefit Expense, Current [Dollars]	0.00
Survivorship BenefitAccess Rider - Charge 1, 4% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	12.42
Optional Benefit Expense, Current [Dollars]	$ 8.67
Survivorship Benefit Access Rider - Charge 1, Initial charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4) 2% Monthly Benefit Percentage: 4% Monthly Benefit Percentage:
Survivorship BenefitAccess Rider - Charge 1, 2% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.01
Optional Benefit Expense, Current [Dollars]	0.00531
Survivorship BenefitAccess Rider - Charge 1, 4% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	0.0172
Optional Benefit Expense, Current [Dollars]	$ 0.00912
Survivorship BenefitAccess Rider - Charge 2 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Survivorship BenefitAccess Rider(2)(5)(Minimum and maximum charge per $1,000 of Basic Insurance Amount.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Survivorship BenefitAccess Rider - Charge 2, Minimum charge per $1000 of Basic Insurance Amount [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0.00
Optional Benefit Expense, Current [Dollars]	0.00
Survivorship BenefitAccess Rider - Charge 2, Maximum charge per $1000 of Basic Insurance Amount [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Maximum [Dollars]	0.50
Optional Benefit Expense, Current [Dollars]	$ 0.50
Survivorship BenefitAccess Rider - Charge 2, Initial charge for a representative Contract Owner [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.04
Optional Benefit Expense, Current [Dollars]	$ 0.04
Limited No-Lapse Guarantee [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Limited No-Lapse Guarantee(1)
Purpose of Benefit [Text Block]	Provides limited guarantee against Contract lapse for first ten Contract Years. Contract will not lapse as a result of unfavorable investment performance, subject to limitations.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Name of Benefit [Text Block]	Limited No-Lapse Guarantee(1)
Operation of Benefit [Text Block]
Limited No-Lapse Guarantee
Your Contract includes a Limited No-Lapse Guarantee.  This limited guarantee against lapse is available the first 10 Contract Years and the guarantee provides that the Contract will not lapse as a result of unfavorable investment performance, even if your Cash Surrender Value drops to zero, provided you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value (described below).  Withdrawals may void the Limited No-Lapse Guarantee.  Outstanding Contract loans will void the Limited No-Lapse Guarantee.
How We Determine If You Have a Limited No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments (the premiums you paid less any withdrawals you took) on the Contract Date and on each Monthly Date of the first 10 Contract Years. For reinstated Contracts that had previously lapsed with Contract Debt, we also subtract the full amount of Contract Debt in effect at the time of default when calculating the
Accumulated Net Payments. (For example, assume a Contract that lapsed with $1,000 in Contract Debt at time of default.  If that Contract were reinstated and the total amount of premiums paid into the Contract since its original issue date was $3,000, and there were no withdrawals and no new outstanding loans since reinstatement, the Accumulated Net Payments would total $2,000 ($3,000 in premiums paid less $1,000 in prior Contract Debt).)
We also calculate Limited No-Lapse Guarantee Values, which are the minimum values required for the Limited No-Lapse Guarantee to be in effect. These are values used solely to determine if a Limited No-Lapse Guarantee is in effect and vary by Basic Insurance Amount, optional benefits selected, and the issue age, sex, and underwriting classification of each insured. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.
On each Monthly Date, we will compare your Accumulated Net Payments to the Limited No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the Limited No-Lapse Guarantee Value, and there is no Contract Debt, then the Contract is kept in force, regardless of the amount in the Contract Fund.
The following table provides sample Limited No-Lapse Guarantee Values. The example assumes: (1) the insureds are male and female, both age 60, both preferred best underwriting class, and with no extra risk charges; (2) a $1,000,000 Basic Insurance Amount and Type A Death Benefit option; (3) no extra benefit riders have been added to the Contract; and (4) the Cash Value Accumulation Test has been elected for definition of life insurance testing. Values may be rounded to the nearest dollar.

Contract Anniversary	Limited No-Lapse Guarantee Value	Contract Anniversary	Limited No-Lapse Guarantee Value
1st	$6,203	6th	$37,219
2nd	$12,406	7th	$43,422
3rd	$18,609	8th	$49,625
4th	$24,813	9th	$55,828
5th	$31,016	10th	$62,031
Your Pruco Life representative can supply sample illustrations of various Limited No-Lapse Guarantee Premium amount and frequency combinations that correspond to the Limited No-Lapse Guarantee Values. See the Lapse Protection Rider for No-Lapse Guarantee information after the first ten years.

Enhanced Cash Value Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Purpose of Benefit [Text Block]	Provides an Additional Amount upon full surrender of the Contract for its surrender value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Both insureds must be age 70 or younger and the Basic Insurance Amount must be $250,000 or greater for a Contract to be issued with the Enhanced Cash Value Rider.
•Rider cannot be removed after the Contract is issued.
Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Operation of Benefit [Text Block]
Enhanced Cash Value Rider
The Enhanced Cash Value Rider is an optional benefit providing an Additional Amount upon full surrender of the Contract for its surrender value, but is not payable when the Contract is surrendered in connection with a 1035 exchange. The Additional Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount factor. The factor varies by the issues ages of the insureds and Contract duration. The Additional Amount is never included as part of the Contract Fund value. Both insureds must be age 70 or younger and the Basic Insurance Amount must be $250,000 or greater for a Contract to be issued with the Enhanced Cash Value Rider. The charge applicable to this rider is deducted at the time of the Contract’s first monthly deduction. The rider cannot be removed after the Contract is issued. See Surrender Of a Contract and Surrender Charge.
To be eligible for the Additional Amount, the following conditions must be met:
(a)You must have purchased the Enhanced Cash Value Rider (referred to as the "Rider For Payment Of an Additional Amount Upon Surrender" in the Contract);
(b)The Contract must not be in default;
(c)You must ask for the surrender in a written and signed request in Good Order; and
(d)The surrender must not be the subject of an exchange pursuant to Section 1035 of the United States Internal Revenue Code.
For example, assume a Contract with:
1.a $500,000 Basic Insurance Amount and no Contract Debt;
2.a Contract Fund of $55,000;
3.a surrender occurring in the second Contract Year with a surrender charge of $5,000; and
4.an Additional Amount factor of 0.69.
In this hypothetical scenario, upon surrender of the Contract and meeting the eligibility requirements listed above, we will increase the Contract’s Cash Surrender Value by $3,450 ($5,000 x 0.69). In this example the Cash Surrender Value payable under this rider is $53,450 ($55,000 - $5,000 + $3,450 = $53,450).

Guaranteed Contract Split Option Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Guaranteed Contract Split Option Rider(1)
Purpose of Benefit [Text Block]	Provides for the Contract to be exchanged for two separate contracts under certain circumstances.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Only included with Contracts when the insureds are married, are both age 74 or younger, and are each in individually insurable underwriting classifications.
•The ability to exercise this rider is available for a 180 day period beginning 180 days after a continuously effective final decree of divorce or within 180 days of a change in the tax law that removes the unlimited marital deduction.
•The exchange of this Contract for one or more contracts covering only the life of one insured while both insureds are living does not qualify as an income tax-free exchange of contracts.
Name of Benefit [Text Block]	Guaranteed Contract Split Option Rider(1)
Operation of Benefit [Text Block]
Guaranteed Contract Split Option Rider
The Guaranteed Contract Split Option Rider provides for the ability to exchange the survivorship Contract for up to two separate contracts, one each on the life of each insured, at their respective Attained Age, without requiring evidence of insurability. The right to exchange is available for a 180 day period beginning 180 days after a continuously effective final decree of divorce. The right to exchange is also available within 180 days of a change in the tax law that removes the unlimited marital deduction. This rider is automatically and only included with Contracts when the insureds are married, are both age 74 or younger, and are each in an underwriting classification no higher than the highest classification allowable on single-life plans. There is no charge for this rider. Exercising this rider may have tax implications. The exchange of this Contract for one or more contracts covering only the life of one insured while both insureds are alive does not qualify as an income tax free exchange of contracts.
Any type of single-life contract we regularly issue at the time the rider is exercised is available, except for term contracts. The new single-life contract must have a Basic Insurance Amount of at least $25,000 and no more than 50% of the Basic Insurance Amount of this Contract. When you exercise the rider and replace this Contract with one or two new contracts, we will waive any surrender charge on this Contract. Also, we will waive any applicable new contract sales charges on any amount of initial premium you apply to a new contract from this Contract’s Cash Surrender Value. The sales charges we will waive are the premium-based sales charges that are the same or substantially the same in description and purpose as this Contract's premium charge. Sales charges on additional amounts paid as initial premium or on premiums paid after the initial premium will continue to apply. Any surrender charges applicable to a new contract will also continue to apply.
Other Goods And Services Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Other Goods And Services Rider(1)
Purpose of Benefit [Text Block]	Allows us to offer certain non-insurance goods and services in addition to the insurance coverage provided by the Contract.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Requires you to affirmatively select participation in any additional benefits that are made available. •Additional benefits may not be made available.
Name of Benefit [Text Block]	Other Goods And Services Rider(1)
Operation of Benefit [Text Block]
Other Goods And Services Rider
The Other Goods And Services Rider allows us to offer or provide you with certain ancillary benefits in addition to the insurance coverage provided by the Contract. We may also arrange for third-party vendors to provide certain goods and services at no additional cost or at a discount. Should any ancillary goods and/or services become available to you, we will notify you and provide information, terms and conditions, and instructions on how to participate. Participation in these goods and services, whether offered by Pruco or third-party vendor(s), is optional and individuals who are eligible to participate in such goods and services will never be enrolled without their consent.
Examples of "other goods and services" that may be made available under this rider include, but are not limited to:
terminal and chronic illness care planning services, health and wellness tools and services, financial counseling services, legacy planning and will preparation services, identity theft services, bereavement counseling services, family care services, and funeral concierge services.
We are not obligated to offer or provide any ancillary goods or services under this rider at any time. Goods or services offered under this rider, whether offered by us or a third-party vendor, may be changed or terminated and you will be notified of any such change or termination.
Overloan Protection Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Overloan Protection Rider(2)
Purpose of Benefit [Text Block]	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the younger insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.

Name of Benefit [Text Block]	Overloan Protection Rider(2)
Operation of Benefit [Text Block]
Overloan Protection Rider
The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the cash value of your Contract. This rider is only available when Guideline Premium is selected as the definition of life insurance test.
The following eligibility requirements must be met to exercise the rider:
(a)We must receive a written request in Good Order to exercise the rider benefits;
(b)The Contract must be in force for the later of 15 years and the Contract Anniversary after the younger insured’s 75th birthday;
(c)Contract Debt must exceed the Basic Insurance Amount;
(d)Contract Debt must be a minimum of 95% of the cash value;
(e)The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and
(f)Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. After the rider is exercised we will waive any Contract charges or unpaid loan interest that would otherwise cause the Contract Debt to exceed the cash value. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals will no longer be permitted. All riders to the Contract will be terminated and any rider benefits you are receiving will be discontinued.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.
Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills, and electronic fund transfer of premium payments will be cancelled.
If you have a Type B (variable) or Type C (return of premium) Death Benefit, we will change it to a Type A (fixed) Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in force under the Overloan Protection Rider. The Basic Insurance Amount will be set equal to the Death Benefit at the time the rider is exercised. From that point onward, the Death Benefit will be the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The
Attained Age factors are shown in your Contract. See Types Of Death Benefit and Tax Treatment Of Contract Benefits.
The following hypothetical example illustrates the impacts to the Contract when exercising this rider. The example assumes a Contract that includes this rider, has a Type B Death Benefit, and meets the eligibility requirements listed above.

Example of exercising the Overloan Protection Rider
Contract values (current)	Before	After
Death Benefit type:	Type B	Type A
Basic Insurance Amount:	$250,000	$515,000
Contract Fund:	$265,000	$255,725(1)
Surrender charge:	$0	$0
Cash value:	$265,000	$255,725(1)
Contract Debt:	$255,000	$255,000
Cash Surrender Value:	$10,000	$725(1)
Death Benefit:	$515,000	$515,000
Net Death Benefit:	$260,000	$260,000
Other riders:	Yes	No
(1)A fee equaling 3.5% of the Contract Fund has been deducted for exercising the rider. In this example the charge was $9,275.
Please note that the IRS may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection Rider benefit. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax adviser as to the tax risks associated with exercising the Overloan Protection Rider.

Survivorship BenefitAccess Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Survivorship BenefitAccess Rider(1)
Purpose of Benefit [Text Block]	Provides for an acceleration of the Death Benefit if both the insureds are, or the surviving insured is, Chronically Ill or Terminally Ill.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Subject to certain eligibility requirements, and approval of the claim.
•Only available with Contracts where both insureds are U.S. residents age 20 through 80.
•Not available on Contracts that include the Estate Protection Rider.

Name of Benefit [Text Block]	Survivorship BenefitAccess Rider(1)
Operation of Benefit [Text Block]
Survivorship BenefitAccess Rider
The Survivorship BenefitAccess Rider provides for the acceleration of all or part of the Death Benefit in the event both insureds are, or the surviving insured becomes, Terminally Ill, subject to certain eligibility requirements, and approval of the claim (“Terminal Illness Option”). This rider will also provide acceleration of the Death Benefit if both insureds are Chronically Ill, the surviving insured becomes Chronically Ill, or one insured is Terminally Ill and the other is Chronically Ill, subject to certain eligibility requirements and approval of the claim (“Chronic Illness Option”). This rider does not pay accelerated benefits if both insureds are alive and the eligibility criteria for either the Terminal Illness Option or the Chronic Illness Option are satisfied for only one insured. See Conditions For Eligibility Of Benefit Payments. This rider is only available at Contract issuance for Contracts where both insureds are U.S. residents age 20 through 80. There is a charge for this rider; you may terminate this rider at any time. This rider is not available on Contracts that include the Estate Protection Rider.
Exercise of an accelerated Death Benefit option under this rider will cause a reduction in, or elimination of, the Contract’s Death Benefit, cash value, and loan value as described below under Impact Of Rider Benefits On Contract And Riders. Premiums or charges needed to keep the Contract in force will also be reduced based on the reduced Death Benefit. There may be adverse tax consequences in the event you accelerate the Death Benefit. See Tax Treatment Of Contract Benefits - Survivorship BenefitAccess Rider.
Conditions For Eligibility Of Benefit Payments
Terminal Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:
(a)The Contract must be in force and at least one insured must be living;
(b)We must receive due proof of Terminal Illness and Written Certification from a Licensed Physician(s) that, if both insureds are living, both are Terminally Ill, or if one insured is deceased, the surviving insured is Terminally Ill;
(c)We must receive authorization from the insured(s) to obtain copies of any relevant medical records we may require; and
(d)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract.
Chronic Illness Option
You are eligible to receive accelerated benefits under this option subject to the following conditions:
(a)The Contract must be in force and at least one insured must be living;
(b)You must not have received a Benefit Payment under the Terminal Illness Option;
(c)We must receive due proof of Chronic Illness and Written Certification from a Licensed Health Care Practitioner(s) that,
1.if both insureds are living, both are simultaneously Chronically Ill, or,
2.if both insured are living, one insured is Chronically Ill and the other is Terminally Ill and simultaneously approved under the Terminal Illness Option, or,
3.if one insured is deceased, the surviving insured is Chronically Ill;
(d)We must receive authorization from the insured(s) to obtain copies of any relevant medical records that we require;
(e)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract; and
(f)The Elimination Period must be satisfied unless waived by us. The Elimination Period will be waived if the following conditions have been met:
1.The Licensed Health Care Practitioner(s) certifies that both insureds are, or the surviving insured is Chronically Ill and not expected to recover from the Chronic Illness during his/her lifetime, or, one insured is Terminally Ill and the other insured is simultaneously Chronically Ill and not expected to recover from the Chronic Illness during his/her lifetime; and
2.All other conditions of eligibility have been met and we approve the claim.
If one insured is Chronically Ill and the other insured is simultaneously Terminally Ill, and all conditions of eligibility for each option have been met, you will receive benefits in accordance with the Chronic Illness Option section of Benefit Payments. If the Chronically Ill insured predeceases the Terminally Ill insured, Benefit Payments will end on the date of death of the Chronically Ill insured.
We have the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured(s), and/or to have the insured(s) examined by a
Licensed Health Care Practitioner(s) of our choice, while a claim is pending or during a Benefit Period, to confirm due proof of Chronic Illness. We may also contact the insured's Licensed Health Care Practitioner(s) for confirmation of continued Chronic Illness. If there is a difference in opinion between an insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a subsequent medical opinion provided by a Licensed Health Care Practitioner(s) who is mutually agreed upon by the insured and us.
Recertification and due written proof that the insured(s) is (are) Chronically Ill, or one insured is Chronically Ill and the other insured is Terminally Ill, is required every year for Benefit Payments to continue. Approximately 90 days prior to the end of each Benefit Year, we will send you a request for written Recertification and proof of the Chronic Illness of the insured(s) or Chronic Illness of one insured and Terminal Illness of the other insured. For continuous monthly Benefit Payments, you must send us the information we ask for prior to the start of the next Benefit Year to satisfy us that the conditions for eligibility continue to be met.
If we receive Recertification within 90 days after the end of a preceding Benefit Year, the new Benefit Year will begin on the Monthly Date on or following the date on which we receive the Recertification. If we do not receive Recertification within 90 days after the end of a Benefit Year, any request for benefits will be treated as a new claim, and the new Benefit Year will begin on the Monthly Date on or following the date on which all conditions of eligibility are met, including satisfaction of the Elimination Period unless waived, and we approve the claim.
Benefit Payments
Terminal Illness Option
You have the option to accelerate all or a partial amount of the Death Benefit. If you accelerate a partial amount, the remaining Death Benefit must be no less than $25,000, and we reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option. Also, if you accelerate a partial amount you may only make one additional acceleration, which must be for the full remaining Death Benefit. Accelerated Death Benefit payments under the Terminal Illness Option are made as a single lump sum Benefit Payment only.
If you choose to accelerate all or part of the Death Benefit, we will make a Benefit Payment of the present value of the amount of the Death Benefit accelerated based on the following factors: (1) the amount of the Death Benefit; (2) the insured’s life expectancy of six months; and (3) a discount factor no greater than the greater of (a) the yield on 90-day federal treasury bills as of the date of payment, and (b) the maximum statutory adjustable contract loan interest rate as of the date of payment. We will make this determination based on information current as of the time we approve your request for accelerated payments. Payment will be made subject to the conditions of eligibility described above and after we have approved the claim.
If you accelerate all or a portion of the Death Benefit under this option, you will no longer be eligible for the Chronic Illness Option and any Benefit Payments you may be receiving under that option will end. If you have been receiving Benefit Payments under the Chronic Illness Option, the Death Benefit amount that we use to determine your payment under this option will be the reduced (current) amount.
If there is an outstanding loan on the Contract at the time the Benefit Payment is made, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit. If the Contract is in default but not past the grace period at the time of claim, the Benefit Payment will be reduced by the amount needed to bring the Contract out of default.
See below for an example of an accelerated Benefit Payment under the Terminal Illness Option.
Chronic Illness Option
The maximum amount of your life insurance that can be accelerated is the Lifetime Benefit Amount, which is equal to the Contract’s Death Benefit at the time you make the initial claim. Any transactions you make that decrease the Death Benefit of the Contract prior to your initial claim will similarly affect the Lifetime Benefit Amount.
You have the option to receive your Benefit Payments monthly or annually and payments will begin no later than the Monthly Date on or following the date the claim is approved. If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit.
If you choose to receive monthly Benefit Payments, the Maximum Monthly Benefit Payment for that year will be calculated at the beginning of each Benefit Year and recalculated at the beginning of each subsequent Benefit Year. Subject to a minimum payment of $500, you have the option to receive less than the Maximum Monthly Benefit Payment amount, but the amount may not be changed during the Benefit Year. An amount that is less than the maximum may extend your payment period.
When we determine the Maximum Monthly Benefit Payment amount each Benefit Year, we use the per diem limitation (maximum daily amount allowed) declared by the Internal Revenue Service ("IRS") and the Lifetime Benefit Amount. The Maximum Monthly Benefit Payment is equal to the lowest of:
(a)The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent;
(b)The per diem limitation in effect at the start date of the current Benefit Year times 30; and
(c)The Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30.
Generally, the Monthly Benefit Percent used to determine the Maximum Monthly Benefit Payment is 2%. At the time of application, you may be able to choose a Monthly Benefit Percent of 4% for the calculation of the Benefit Payment. The availability of the optional 4% Monthly Benefit Percent is limited to Contracts with Basic Insurance Amounts of $500,000 or less.
If you choose to receive your Benefit Payments on an annual basis, the annual Benefit Payment will equal the sum of the present value of each Maximum Monthly Benefit Payment for the Benefit Year. The annual Benefit Payment will therefore be less than the amount of the Maximum Monthly Benefit Payment times 12. The discount factor used to determine the present value will be the one in effect on the Benefit Year start date and will not exceed the greater of (1) the yield on 90-day federal treasury bills as of the date of payment, and (2) the maximum statutory adjustable contract loan interest rate as of the date of payment.
When you receive monthly Benefit Payments the remaining amount that can be accelerated will be reduced each month by the amount of the monthly Benefit Payment chosen. An annual Benefit Payment will reduce the remaining amount by twelve times the Maximum Monthly Benefit Payment amount for that Benefit Year.
If the Contract is in default but not past the grace period at the time of claim, the first Benefit Payment will be reduced by the amount needed to bring the Contract out of default. If the amount needed to bring the Contract out of default is more than the amount of the first Benefit Payment net of the amount allocated to reduce any Contract loan, the first Benefit Payment will be increased to an amount (up to the Maximum Monthly Benefit Payment amount) that will be applied to the amount needed to bring the Contract out of default. If the increased Benefit Payment is insufficient to bring the Contract out of default, you will need to pay the remaining amount due within the grace period to prevent the Contract from lapsing. See LAPSE AND REINSTATEMENT..
If at any time while Benefit Payments are being paid, Contract Debt exceeds the cash value of the Contract, the amount of the excess will be deducted from the net Benefit Payments. If no Benefit Payment is payable during that month, or the excess Contract Debt exceeds the Benefit Payment, the Contract will be in default and a loan repayment will be required by you to keep the Contract in force.
See below for an example of accelerated Benefit Payments under the Chronic Illness Option.
When Benefit Payments End
Chronic Illness Option (only)
Benefit Payments will continue to be made until the earliest of the following:
(a)The date we receive written notification that you wish to discontinue Benefit Payments;
(b)The end of the Benefit Year after the eligibility requirements are no longer met;
(c)The end of the Benefit Year unless Recertification is received for the following year;
(d)The date of death of the Chronically Ill insured, if the other insured is simultaneously Terminally Ill;
(e)The date the Lifetime Benefit Amount is exhausted;
(f)The date a claim is approved under the Terminal Illness Option; and
(g)Any of the events under Benefits Or Rider Termination occur.
If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements.
Impact Of Rider Benefits On Contract And Riders
Accelerating the Death Benefit will impact the benefits, values, and charges under the Contract and rider as shown below.
Terminal Illness Option
A one-time acceleration of a partial amount of the Death Benefit results in the following:
(1)A proportionate reduction in the Basic Insurance Amount, Contract Fund, surrender charge, No-Lapse Contract Fund, and Contract Debt.
(2)Premiums and charges to keep the Contract in force will be recalculated based on the reduced Death Benefit amount. If you have an outstanding Contract loan, interest will continue to accrue.
(3)The monthly charge for this rider will be permanently waived.
(4)Riders to the Contract will stay in effect.
Acceleration of the full Death Benefit results in the ending of the Contract and all riders and benefits under the Contract based on the life of the insured(s) will end.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the Terminal Illness Option will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age of surviving insured: Male, 45 Contract Date: 12/10/2025 Basic Insurance Amount: $200,000	Underwriting classification: preferred best Claim date: 12/10/2035 Death Benefit Option: Type A (fixed)
In this hypothetical example assume (1) a Death Benefit of $200,000, (2) a surviving insured with an assumed life expectancy of six months, and (3) a discount factor at an annual rate of 8%.
The present value of the accelerated Death Benefit payable is calculated as DB / (1+R)[t] where:
DB = Death Benefit
R = the annual rate
t = amount of time (in years; t always equals 1/2 in this application)
Contract Debt and the $150 transaction fee are then subtracted from this result.
Example results (rounded to the nearest dollar):
100% acceleration: $200,000/1.03923 = $192,450 (less $1,040 and $150) = $191,260
50% acceleration: $100,000/1.03923 = $96,225 (less $520 and $150) = $95,555

	Contract values as of 12/10/2035 (before acceleration of Death Benefit):	Contract values as of 12/10/2035 (after acceleration of Death Benefit):
		100% of Death Benefit	50% of Death Benefit
Benefit Payment payable:	- - -	$191,260	$95,555
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender Charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
Chronic Illness Option
Each Benefit Payment made results in the following (while there is a Death Benefit remaining):
(1)The Contract will remain in force in accordance with Contract terms.
(2)Riders to the Contract will stay in effect.
(3)As reflected in the reduction factor formula below, the Basic Insurance Amount, Death Benefit, Contract Fund, No-Lapse Contract Fund, surrender charge, and any outstanding Contract Debt will be reduced in the same proportion as the Death Benefit is reduced by each Benefit Payment.
(4)The monthly charge for this rider will be permanently waived following approval of the initial claim.
(5)While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund and No-Lapse
Contract Fund will be waived. Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured(s) fail(s) to recertify, or this rider terminates. Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect, even if subsequent Benefit Payments are no longer made.
(6)If you have an outstanding Contract loan, interest will continue to accrue.
(7)While you are receiving Benefit Payments, you may not take a withdrawal or decrease the Contract’s Basic Insurance Amount. You may make premium payments while you are receiving Benefit Payments.
Reduction factor = 1 - (A / B)
Where:    A = is the gross Chronic Illness Option Benefit Payment, and
    B = is the Death Benefit immediately prior to the Benefit Payment.

Example:
Shown below is a hypothetical example of an accelerated benefit under the Chronic Illness Option and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age of surviving insured: Male, 45 Contract Date: 12/10/2025 Basic Insurance Amount: $500,000	Underwriting classification: preferred best Claim date: 12/10/2036 Death Benefit Option: Type A (fixed)
 Lifetime Benefit Amount is equal to the Death Benefit at the time of initial claim = $500,000.
Maximum Monthly Benefit Payment, calculated at the beginning of each Benefit Year using the IRS per diem limitation and your Lifetime Benefit Amount, is equal to the lowest of:
(a) The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent (2% in this example): $500,000 x 0.02 = $10,000;
(b) Per diem limitation in effect at the start date of the current Benefit Year ($420 for 2025, increasing to $522.22 by 2036 assuming a 2% annual inflation rate) times 30: $522.22 x 30 = $15,666.60; and
(c) Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30. This limit on the Contract Date was $420, increased annually on each succeeding Contract Anniversary by the Daily Benefit Limit Compound Rate, resulting in a current daily benefit limit in Contract Year 12 of $646.57: $646.57 x 30 = $19,397.10.
The Monthly Benefit Percent, Initial Daily Benefit Limit, and the Daily Benefit Limit Compound Rate that apply to your Contract can be found in the Contract's data pages.
The reduction factor equals 1 minus the quotient of the gross Chronic Illness Benefit Payment divided by the Death Benefit prior to payment: 1 - (10,000/500,000) = 1 - 0.0200 = 0.9800
The Chronic Illness Benefit payable is equal to the Maximum Monthly Benefit Payment minus the loan reduction amount: $10,000 - $20.80 = $9,979.20.

	Contract values as of 12/10/2036 (before acceleration of Death Benefit):	Contract values as of 12/10/2036 (after acceleration of Death Benefit):
Benefit Payment payable:	- - -	$9,979.20
Basic Insurance Amount:	$500,000	$490,000 (500,000 x 0.9800)
Contract Debt:	$1,040	$1,019.20 (1,040 x 0.9800)
Death Benefit:	$498,960	$488,980.80
Contract Fund:	$20,000	$19,600 (20,000 x 0.9800)
Surrender Charge:	$3,350	$3,283.00 (3,350 x 0.9800)
Cash value:	$16,650	$16,317
Cash Surrender Value:	$15,610	$15,298
Annual premium:	$3,816	$3,734
If the Contract to which the rider is attached has a Type A (fixed) Death Benefit, when this option is exercised, the Basic Insurance Amount will be changed to equal the Type A Death Benefit (if not already so). If the Contract to which this rider is attached has a Type B (variable) or Type C (return of premium) Death Benefit, when this option is exercised, the Death Benefit will be changed to a Type A Death Benefit and the Basic Insurance Amount will be changed to equal the Type A Death Benefit. Once you have exercised the Chronic Illness Option, the Contract’s Death Benefit type must remain Type A.
When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. You will not receive Benefit Payments if you do not transfer all Contract value from the Variable Investment Options to the Fixed Rate Option and all Contract value must remain in the Fixed Rate Option while receiving Benefit Payments. Additional premium payments or loan repayments must also be allocated to the Fixed Rate Option while your claim is reviewed and while you are receiving Benefit Payments.
Fund transfers, dollar cost averaging, and automatic rebalancing will not be allowed.
Any decrease to the Contract's Basic Insurance Amount occurring after Benefit Payments have been made will reduce the Lifetime Benefit Amount and the remaining benefits available.
After an acceleration of the Lifetime Benefit Amount any benefits under the Contract based on the life (lives) of the insured(s) will end.
Benefits Or Rider Termination
This rider terminates on the date of the earliest to occur:
(a)you request in writing that we remove it;
(b)the Contract is in default and the grace period ends;
(c)full acceleration of the Death Benefit is made due to Terminal Illness;
(d)the death of the second of the insureds to die; and
(e)the Contract ends as described in Canceling the Contract or Surrender Of a Contract, or for any other reason.
When this rider is terminated, if Benefit Payments are discontinued, or the claim is not approved, your Contract may still be in force. The Death Benefit and Contract Fund values will have been reduced as a result of any Benefit Payments made prior to the date we stop payments or this rider terminates, and Contract value will remain in the Fixed Rate Option. At that time, you may transfer funds from the Fixed Rate Option to your choice of the available Variable Investment Options. Your first transfer from the Fixed Rate Option will not be subject to the Fixed Rate Option restrictions described in the subsection Transfers And Restrictions On Transfers. You may also allocate new premium payments and loan repayments to the available Variable Investment Options of your choice. You must notify us if you wish to resume Contract Fund allocations to the Variable Investment Options or change your premium allocation.
Further, if you request that we remove this rider, choose to discontinue Benefit Payments, or if the insured(s) no longer has (have) a Chronic Illness or fail(s) to recertify before you have received 25 monthly Benefit Payments or the annual equivalent, deductions and monthly charges from the Contract Fund and No-Lapse Contract Fund will resume and you may need to make additional payments into the Contract to protect it from lapse.